Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data (Unaudited)	Quarterly Data (Unaudited)
Summarized quarterly financial data for the years ended December 31, 2020 and 2019 is presented in the following table. In the following table, the sum of basic and diluted “Net income attributable to KBR per share” for the four quarters may differ from the annual amounts due to the required method of computing weighted average number of shares in the respective periods. Additionally, due to the effect of rounding, the sum of the individual quarterly earnings per share amounts may not equal the calculated year earnings per share amount.

(Dollars in millions, except per share amounts)	First	Second	Third	Fourth	Year
2020
Total revenues	$1,537	$1,385	$1,379	$1,466	$5,767
Gross profit	186	142	172	166	666
Equity in earnings of unconsolidated affiliates	1	16	13	—	30
Operating income	(69)	(12)	93	45	57
Net income	(84)	(39)	52	20	(51)
Net income attributable to noncontrolling interests	(20)	—	—	(1)	(21)
Net income attributable to KBR	(104)	(39)	52	19	(72)
Net income attributable to KBR per share:
Net income attributable to KBR per share—Basic	$(0.73)	$(0.28)	$0.36	$0.14	$(0.51)
Net income attributable to KBR per share—Diluted	$(0.73)	$(0.28)	$0.36	$0.13	$(0.51)

(Dollars in millions, except per share amounts)	First	Second	Third	Fourth	Year
2019
Total revenues	$1,340	$1,422	$1,425	$1,452	$5,639
Gross profit	153	160	169	171	653
Equity in earnings of unconsolidated affiliates	—	15	9	11	35
Operating income	78	92	104	88	362
Net income	42	50	58	59	209
Net income attributable to noncontrolling interests	(2)	(2)	(2)	(1)	(7)
Net income attributable to KBR	40	48	56	58	202
Net income attributable to KBR per share:
Net income attributable to KBR per share—Basic	$0.28	$0.34	$0.39	$0.41	$1.42
Net income attributable to KBR per share—Diluted	$0.28	$0.34	$0.39	$0.40	$1.41